Revenue Recognition - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Segment	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 USD ($)
Disaggregation Of Revenue [Line Items]
Number of reportable segment | Segment	1
Cost of sales	$ 1,118,979,000	$ 1,100,000,000	$ 4,331,273,000	$ 4,609,161,000	$ 4,526,551,000
Revenue remaining performance obligations	$ 0		$ 0
Description of payment terms	Payment terms for net merchandise sales, fulfillment and other services are dependent on the agreed upon contractual repayment terms of the customer. Typically, these vary dependent on the size of the customer and its risk profile to the Company. Some customers receive discounts based on the contractual terms wherein early payment reduces the net payment amount. Conversely, for some customers the Company provides enhanced payment terms which can extend up to and in excess of one year from invoicing.
United States [Member] | Geographic Concentration Risk [Member] | Net sales [Member]
Disaggregation Of Revenue [Line Items]
Percentage of disaggregates revenue on net sales	98.00%	98.00%
Topic 606 [Member]
Disaggregation Of Revenue [Line Items]
Net reduction to beginning retained earnings due to cumulative impact						$ 400,000